COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Royalties	$ 41	$ 458	$ 569
Contingent liability for royalties	0
Total bank guarantees provided to customers and others	$ 350
Israel Innovation Authority [Member]
Grants received percentage	100.00%
Grants received	$ 5,543
Israel Innovation Authority [Member] | Minimum [Member]
Royalties payable, percent of sales	3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Royalties payable, percent of sales	5.00%